13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
 fmd*ekv8
 09/30/2004
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: September 30, 2004

Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                (X) adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  P.O. Box 2200
		  Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, October 10, 2003

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 50
From 13F Information Table Value Total (USD):  156,781,000.00
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn

21st Century Ins Gp	COM	90130N103	144	10800   SH              Sole
Abbott Labs		COM	002824100	809	19108   SH              Sole
Aflac Inc.	 	COM	001055102	4398	112159	SH	        Sole
American Express	COM	025816109	8133	158045	SH		Sole
American Int'l Group	COM	026874107	17869	262823	SH		Sole
Anheuser Busch		COM	035229103	3366	67380	SH		Sole
Bank Of Amer		COM	060505104	335	7726	SH		Sole
Beckman Coulter Inc	COM	075811109	2742	48865	SH		Sole
Berkshire Hathaway	COM	084670991	1733	20	SH		Sole
Berkshire Hathaway B	COM	084670207	13436	4680	SH		Sole
Chevron Texaco		COM	166764100	335	6238	SH		Sole
Chubb			COM	171232101	346	4920	SH		Sole
Citigroup Inc		COM	172967101	3229	73193	SH		Sole
Coca-Cola		COM	191216100	2451	61206	SH		Sole
Colgate Palmolive	COM	194162103	4914	108762	SH		Sole
Comcast A 		COM			311	11009	SH		Sole
Comcast Corp A		COM			9900	354595	SH		Sole
Costco Wholesale	COM	22160K105	5451	131320	SH		Sole
Diageo (Guinness)	COM	25243q205	4363	86525	SH		Sole
Disney			COM	254687106	1316	58349	SH		Sole
Emerson Electric	COM	291011104	1087	17570	SH		Sole
Exxon Mobil		COM	302290101	2069	42818	SH		Sole
Fannie Mae		COM	313586109	4442	70066	SH		Sole
Freddie Mac		COM	313400301	1768	27097	SH		Sole
General Electric	COM	369604103	11181	332955	SH		Sole
Gillette		COM	375766102	1544	37001	SH		Sole
Glowpoint		COM	379887102	41	40100	SH		Sole
Home Depot		COM	437076102	739	18845	SH		Sole
I.B.M.			COM	459200101	216	2522	SH		Sole
Johnson & Johnson	COM	478160104	1765	31337	SH		Sole
Laboratory Corp		COM	50540R409	8826	201885	SH		Sole
Mercury General Corp	COM	589400100	2824	53395	SH		Sole
Microsoft		COM	594918104	816	29515	SH		Sole
Moody's Corp		COM	615369105	1395	19050	SH		Sole
Nestle Sa Rep Adr	COM	641069406	240	4200	SH		Sole
Pepsico Inc.		COM	713448108	1768	36333	SH		Sole
Pfizer			COM	717081103	9839	321540	SH		Sole
Procter & Gamble	COM	742718109	1282	23688	SH		Sole
Rayonier Inc		COM	754907103	289	6399	SH		Sole
Royal Dutch Petr.	COM	780257804	469	9089	SH		Sole
Schering-Plough		COM	806605101	216	11347	SH		Sole
Time Warner Inc		COM	887315109	7933	491520	SH		Sole
United Technologies	COM	913017109	1915	20505	SH		Sole
Viacom Inc Cl B		COM			1201	35799	SH		Sole
WR Berkley Corp		COM	084423102	4128	97920	SH		Sole
Washington Post		COM	939640108	928	1008	SH		Sole
Wells Fargo & Co.	COM	949746101	1693	28386	SH		Sole
Wesco Financial		COM	950817106	1612	4585	SH		Sole
Wyeth/Amer Home  	COM	026609107	230	6140	SH		Sole